General (Details) - USD ($)		12 Months Ended
	Sep. 20, 2021	Dec. 31, 2021
Accounting Policies [Abstract]
Operating activities		$ 9,443,000
Comprehensive loss		18,769,000
Accumulated loss		140,757,000
Loan agreement amount	$ 1,500,000
Operational flights		$ 1,200